PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Additional right-of-use assets	$ 900,000
Restructuring Costs	400,000
Impairment Charge Property, Plant & Equipment	1,000,000
Impairment loss	612,000	$ 3,772,000	$ 733,000
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Income from sub-letting right-of-use	$ 0	$ 3,000